Semi Annual Report

                                                                   June 30, 2000

Mutual Shares Fund

[FRANKLIN TEMPLETON LOGO]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[PHOTO OF LAWRENCE SONDIKE]
LAWRENCE SONDIKE
Portfolio Manager
Mutual Shares Fund

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, LLC

[PHOTO OF SUSAN R. POTTO]
SUSAN R. POTTO
Assistant Portfolio Manager
Mutual Shares Fund



WE'RE ON THE WEB  --
Now you can access online information about your fund, including this shareholder report. Find our Web site at franklintempleton.com, your online resource for fund literature, prices and performance, investor information and around-the-clock account services.

SHAREHOLDER LETTER


Your Fund's Goal: Mutual Shares Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities in the U.S. and other countries.


Dear Shareholder:

This semiannual report for Mutual Shares Fund covers the six months ended June 30, 2000. For most of this time, the U.S. economy continued to grow at a robust pace. Concerned about the possibility of future inflation, the U.S. Federal Reserve Board (the Fed) raised the federal funds target rate three times, and by June statistics were released indicating the red-hot economy appeared to be cooling down. U.S. and European equity markets experienced extreme volatility throughout the reporting period. For example, the Standard & Poor's(R) 500 (S&P 500(R)) Composite Index declined by 7.00% from January through February, rallied nearly 10% in March, then dropped 9.48% from the end of March through mid-April before rebounding to end the


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.


CONTENTS
Shareholder Letter            1

Performance Summary           7

Financial Highlights &
Statement of Investments      9

Financial Statements         23

Notes to Financial
Statements                   27


[PYRAMID GRAPH]

[INDEX COMPARISON CHART - PLOT POINTS]

                                       NASDAQ              MSCI ALL
       DATE          S&P 500         COMPOSITE             COUNTRIES -          S&P       NASDAQ       MSCI AC -
       ----           INDEX            INDEX              EUROPE INDEX          500       ------       Europe
                      -----            -----              ------------          ---                    ------
     12/31/99         100.0            100.0                 100.0
      1/3/00           99.0            101.5                 100.8             -0.95%      1.52%        0.76%
      1/4/00           95.2             95.9                  98.4             -3.83%     -5.55%       -2.33%
      1/5/00           95.4             95.3                  96.3              0.19%     -0.62%       -2.18%
      1/6/00           95.5             91.6                  95.9              0.10%     -3.88%       -0.37%
      1/7/00           98.1             95.4                  97.5              2.71%      4.17%        1.62%
     1/10/00           99.2             99.5                  98.6              1.12%      4.30%        1.18%
     1/11/00           97.9             96.4                  98.3             -1.31%     -3.17%       -0.35%
     1/12/00           97.5             94.6                  98.0             -0.44%     -1.82%       -0.31%
     1/13/00           98.7             97.2                  98.6              1.22%      2.78%        0.67%
     1/14/00           99.7             99.9                  99.6              1.07%      2.71%        1.00%
     1/18/00           99.0            101.5                  98.0             -0.68%      1.64%       -1.66%

     1/19/00           99.1            102.0                  97.5             0.05%       0.50%       -0.47%
     1/20/00           98.4            103.0                  97.3            -0.71%       0.92%       -0.15%
     1/21/00           98.1            104.1                  96.7            -0.29%       1.10%       -0.67%
     1/24/00           95.4            100.7                  96.5            -2.76%      -3.29%       -0.18%
     1/25/00           96.0            102.4                  95.1             0.61%       1.74%       -1.42%
     1/26/00           95.6            100.0                  95.7            -0.42%      -2.34%        0.63%
     1/27/00           95.2             99.3                  95.9            -0.39%      -0.75%        0.14%
     1/28/00           92.6             95.5                  94.9            -2.75%      -3.77%       -1.01%
     1/31/00           94.9             96.8                  92.9             2.52%       1.37%       -2.14%
      2/1/00           95.9             99.6                  93.9             1.06%       2.83%        1.07%
      2/2/00           95.9            100.1                  95.1            -0.01%       0.54%        1.26%
      2/3/00           97.0            103.5                  97.5             1.12%       3.36%        2.61%
      2/4/00           96.9            104.3                  97.3            -0.04%       0.79%       -0.28%
      2/7/00           96.9            106.2                  96.3            -0.01%       1.83%       -1.04%
      2/8/00           98.1            108.8                  99.2             1.23%       2.45%        3.10%
      2/9/00           96.1            107.2                  99.7            -2.08%      -1.45%        0.44%
     2/10/00           96.4            110.2                  98.9             0.36%       2.81%       -0.74%
     2/11/00           94.4            108.0                  98.7            -2.10%      -2.01%       -0.21%
     2/14/00           94.6            108.6                  97.4             0.20%       0.53%       -1.35%
     2/15/00           95.4            108.6                  96.0             0.87%       0.05%       -1.42%
     2/16/00           94.4            108.8                  97.2            -1.03%       0.16%        1.23%
     2/17/00           94.5            111.8                  98.2             0.04%       2.74%        1.07%
     2/18/00           91.6            108.4                  97.7            -3.04%      -3.02%       -0.55%
     2/22/00           92.0            107.7                  98.4             0.45%      -0.67%        0.69%
     2/23/00           92.6            111.8                  99.5             0.63%       3.84%        1.12%
     2/24/00           92.1            113.5                  98.9            -0.53%       1.48%       -0.53%
     2/25/00           90.8            112.8                  99.1            -1.48%      -0.59%        0.16%
     2/28/00           91.8            112.5                  96.8             1.10%      -0.28%       -2.33%
     2/29/00           93.0            115.4                  97.5             1.36%       2.60%        0.78%
      3/1/00           93.9            117.6                  99.3             0.93%       1.86%        1.86%
      3/2/00           94.0            116.8                 101.2             0.19%      -0.62%        1.89%
      3/3/00           95.9            120.8                 101.8             1.98%       3.37%        0.56%
      3/6/00           94.7            120.5                 102.6            -1.27%      -0.20%        0.78%
      3/7/00           92.3            119.1                 101.4            -2.56%      -1.16%       -1.17%
      3/8/00           93.0            120.3                 100.2             0.82%       1.02%       -1.19%
      3/9/00           95.4            124.0                 101.7             2.56%       3.06%        1.51%
     3/10/00           95.0            124.1                 102.1            -0.47%       0.03%        0.38%
     3/13/00           94.2            120.6                  99.9            -0.82%      -2.80%       -2.11%
     3/14/00           92.5            115.7                  99.7            -1.77%      -4.09%       -0.25%
     3/15/00           94.8            112.6                  98.0             2.43%      -2.63%       -1.68%
     3/16/00           99.3            115.9                  99.9             4.76%       2.94%        1.93%
     3/17/00           99.7            117.9                 100.2             0.41%       1.71%        0.31%
     3/20/00           99.1            113.3                 101.3            -0.54%      -3.92%        1.14%
     3/21/00          101.7            115.8                 101.5             2.56%       2.21%        0.13%
     3/22/00          102.1            119.5                 100.7             0.45%       3.25%       -0.70%
     3/23/00          104.0            121.4                 101.1             1.78%       1.56%        0.39%
     3/24/00          104.0            122.0                 103.4             0.01%       0.45%        2.23%
     3/27/00          103.7            121.9                 103.1            -0.24%      -0.09%       -0.28%
     3/28/00          102.6            118.8                 103.0            -1.06%      -2.51%       -0.11%

     3/29/00          102.7            114.1                 101.3             0.05%      -3.91%       -1.63%
     3/30/00          101.3            109.5                  99.0            -1.37%      -4.02%       -2.23%
     3/31/00          102.0            112.4                  99.7             0.72%       2.58%        0.72%
      4/3/00          102.5            103.8                  98.0             0.49%      -7.64%       -1.75%
      4/4/00          101.7            102.0                  98.3            -0.75%      -1.77%        0.34%
      4/5/00          101.2            102.5                  97.3            -0.49%       0.49%       -1.10%
      4/6/00          102.2            104.9                  98.8             0.94%       2.36%        1.55%
      4/7/00          103.2            109.3                  99.9             1.00%       4.19%        1.17%
     4/10/00          102.4            102.9                  99.9            -0.78%      -5.81%        0.02%
     4/11/00          102.1             99.7                  98.3            -0.26%      -3.16%       -1.64%
     4/12/00           99.9             92.6                  97.8            -2.23%      -7.06%       -0.53%
     4/13/00           98.0             90.4                  97.6            -1.82%      -2.46%       -0.13%
     4/14/00           92.3             81.6                  95.1            -5.83%      -9.67%       -2.60%
     4/17/00           95.4             87.0                  93.5             3.31%       6.56%       -1.66%
     4/18/00           98.1             93.2                  93.4             2.87%       7.19%       -0.17%
     4/19/00           97.2             91.1                  94.6            -0.98%      -2.30%        1.28%
     4/20/00           97.6             89.5                  95.1             0.50%      -1.69%        0.55%
     4/24/00           97.3             85.6                  95.1            -0.33%      -4.43%        0.02%
     4/25/00          100.6             91.2                  94.8             3.33%       6.57%       -0.29%
     4/26/00           99.4             89.2                  95.4            -1.11%      -2.19%        0.59%
     4/27/00           99.7             92.7                  93.4             0.27%       3.97%       -2.04%
     4/28/00           98.9             94.9                  95.3            -0.85%       2.30%        1.94%
      5/1/00           99.9             97.3                  94.9             1.09%       2.52%       -0.33%
      5/2/00           98.4             93.0                  96.7            -1.50%      -4.36%        1.81%
      5/3/00           96.3             91.1                  93.7            -2.16%      -2.06%       -3.11%
      5/4/00           95.9             91.4                  93.4            -0.39%       0.35%       -0.25%
      5/5/00           97.5             93.8                  93.7             1.64%       2.60%        0.32%
      5/8/00           96.9             90.2                  93.2            -0.59%      -3.86%       -0.57%
      5/9/00           96.1             88.1                  92.6            -0.84%      -2.30%       -0.67%
     5/10/00           94.1             83.2                  91.6            -2.06%      -5.59%       -1.02%
     5/11/00           95.8             86.0                  92.4             1.79%       3.39%        0.89%
     5/12/00           96.7             86.7                  93.9             0.93%       0.84%        1.57%
     5/15/00           98.9             88.7                  93.9             2.21%       2.23%       -0.03%
     5/16/00           99.8             91.4                  94.7             0.94%       3.05%        0.90%
     5/17/00           98.5             89.6                  92.0            -1.24%      -1.95%       -2.88%
     5/18/00           97.8             87.0                  92.3            -0.73%      -2.91%        0.39%
     5/19/00           95.8             83.3                  89.5            -2.11%      -4.19%       -3.10%
     5/22/00           95.3             82.7                  89.0            -0.44%      -0.77%       -0.56%
     5/23/00           93.5             77.8                  89.9            -1.92%      -5.93%        1.00%
     5/24/00           95.2             80.4                  88.9             1.83%       3.35%       -1.07%
     5/25/00           94.0             78.8                  90.8            -1.25%      -2.00%        2.09%
     5/26/00           93.8             78.8                  91.6            -0.25%      -0.01%        0.95%
     5/30/00           96.8             85.0                  94.3             3.22%       7.94%        2.98%
     5/31/00           96.7             83.6                  94.3            -0.13%      -1.69%       -0.06%
      6/1/00           98.6             88.0                  95.8             1.99%       5.34%        1.61%
      6/2/00          100.5             93.7                  99.5             1.96%       6.44%        3.85%
      6/5/00           99.9             93.9                  98.7            -0.65%       0.22%       -0.85%
      6/6/00           99.2             92.3                  99.4            -0.67%      -1.71%        0.76%
      6/7/00          100.1             94.3                  98.6             0.93%       2.21%       -0.86%

      6/8/00           99.5            94.0                   98.3             -0.66%      -0.36%       -0.21%
      6/9/00           99.2            95.2                   98.0             -0.32%       1.29%       -0.40%
     6/12/00           98.4            92.6                   98.2             -0.75%      -2.76%        0.27%
     6/13/00          100.0            94.6                   98.6              1.62%       2.21%        0.36%
     6/14/00          100.1            93.3                   99.4              0.07%      -1.39%        0.88%
     6/15/00          100.6            94.5                   98.2              0.56%       1.27%       -1.20%
     6/16/00           99.7            94.9                   98.6             -0.97%       0.39%        0.34%
     6/19/00          101.1            98.0                   98.2              1.47%       3.35%       -0.36%
     6/20/00          100.5            98.6                   98.6             -0.68%       0.59%        0.43%
     6/21/00          100.7            99.9                   96.9              0.22%       1.26%       -1.80%
     6/22/00           98.8            96.7                   95.9             -1.82%      -3.13%       -1.03%
     6/23/00           98.1            94.5                   95.4             -0.74%      -2.32%       -0.45%
     6/26/00           99.0            96.1                   95.5              0.96%       1.74%        0.02%
     6/27/00           98.7            94.8                   95.4             -0.32%      -1.36%        0.00%
     6/28/00           99.0            96.8                   96.0              0.29%       2.11%        0.53%
     6/29/00           98.2            95.3                   94.3             -0.85%      -1.60%       -1.69%
     6/30/00           99.0            97.5                   96.0              0.85%       2.29%        1.72%


six-month period at - 0.42%.(1) The technology-heavy Nasdaq Composite Index was even more volatile.(2) Whipsawed by investor concerns over such issues as historically high valuations and the federal district court's anti-monopoly ruling against technology bellwether Microsoft, the Nasdaq(R) soared 24.07% through mid-March, then plummeted 37.32% in the succeeding 2-1/2 months before rebounding in June to end the six-month period at - 2.02%.

Within this environment, Mutual Shares Fund - Class Z shares provided a 0.80% six-month cumulative total return as shown in the Performance Summary on page 7. This compares favorably to the S&P 500 Index which, as noted, declined


1. The S&P 500 Composite Index consists of 500 domestic stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not composed of the 500 largest companies on the New York Stock Exchange. The Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

2. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market(R). The Index is market-value weighted and includes over 5,000 companies (as of 6/30/00). One cannot invest directly in an index.

0.42%, and to the Lipper Multi-Cap Value Funds Average, which declined 0.47% during the same period.(3)

The Fund's performance relative to these indexes was due largely to our disciplined value and special situations approach. As the Federal Reserve waged a war against inflation by raising interest rates, prices of some cyclical stocks fell to levels we have not seen for many years. This situation provided us with opportunities to purchase high-quality stocks that we believed had been unduly neglected by the marketplace.

B.F. Goodrich is an example of how we were able to use the market's volatility to our advantage. As old economy stocks fell out of favor with investors chasing after the new economy high flyers, Goodrich's stock price declined to the low $20s due to fears of a cyclical downturn in the commercial aerospace industry. In early 2000, Goodrich was trading at just seven times earnings and a 50% discount to its estimated intrinsic value. In addition, management's intention to restructure the company into a more focused, profitable organization gave us the catalyst we needed to unlock its hidden value. Subsequently, management announced its plan to sell Goodrich's sizable chemicals division, aggressively repurchased stock, and the outlook for the commercial aerospace industry improved. The stock appreciated over 50% from its lows and, during the first six months of 2000, was the second-largest contributor to the Fund's performance.

The largest contributor to the Fund's returns during the reporting period was Lagardere, a family-controlled French


3. Source: Standard & Poor's Micropal. The Index is unmanaged and includes reinvested dividends. The Lipper Multi-Cap Value Funds Average is an equally weighted average consisting of 518 mutual funds (including Mutual Shares Fund) within the Multi-Cap Value investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. One cannot invest directly in an index.


[GEOGRAPHIC DISTRIBUTION BAR GRAPH]

Geographic Distribution

Based on Total Net Assets
6/30/00

United States               65.6%
United Kingdom               7.2%
France                       2.6%
Sweden                       2.5%
Netherlands                  0.7%
Other Countries              1.9%
Fixed Income Securities      6.2%
Government Agencies &
 Other net Assets           13.3%

  TOP 10 SECTORS*
  6/30/00

                                   % OF TOTAL
  SECTOR                           NET ASSETS
  ------                           ----------
  Diversified Financials                  8.7%

  Media                                   7.5%

  Insurance                               6.9%

  Diversified
  Telecommunication Services              6.8%

  Commercial Services &
  Supplies                                4.4%

  Auto Components                         4.0%

  Multiline Retail                        4.0%

  Banks                                   3.9%

  Real Estate                             3.8%

  Road & Rail                             3.5%

* Based on equity securities.


defense and media holding company that has been transforming itself into a media powerhouse. Until recently, the company's primary focus was in the defense industry, it did not own its media assets outright, and margins were below those of its peers. This caused Lagardere's stock valuation to become steeply discounted, and we were able to buy shares at less than 50% of what we believed the assets to be worth. Lagardere has made tremendous strides since then, increasing ownership of its non-wholly owned media assets while broadening and strengthening its media portfolio. Today, it is the world's largest magazine publisher and controls assets including newspapers, radio stations, book publishers and a movie production company. Investors finally started to recognize Lagardere as a premier media conglomerate, causing its stock to appreciate more than 43% from the start of the reporting period to June 30, 2000.

Of course, not all of our stocks proved to be success stories. The share price of Finova (financial services) fell sharply when the company missed first quarter earnings targets due to a special charge needed to bolster loan loss reserves. Faced with higher financing costs and slowing growth, Finova's board of directors announced in May their intention to explore strategic alternatives to maximize the value of the firm. Owens Illinois (a glass packaging manufacturer) was another disappointment. Its share price declined when its South American and Eastern European operations were negatively impacted by economic weakness in those regions. However, we expect economic recovery to stimulate future demand for Owens Illinois products, and we believe the stock could prove to be a profitable investment for the Fund.

During the reporting period, we added to our positions in out-of-favor sectors such as traditional media, purchasing shares of

Washington Post and E.W. Scripps. We also added to our positions in the retailing sector, buying shares of May Department Stores and Sears.

On the sell side - adhering to our strategy of buying assets at a discount and selling near full value - we pared our holdings of stocks whose prices had appreciated significantly since their original purchase date. These included Investor (Swedish holding company), Kansas City Southern (U.S. railroad and financial services company) and Aventis (French life sciences and pharmaceutical company). We also sold positions in companies we believed were subject to deteriorating business conditions or whose management did not act like owners.

Throughout the period, we continued to seek out undervalued opportunities in the risk arbitrage and bankruptcy arenas. One notable arbitrage success story during the period was our investment in U.S. West, a telecommunications company that was acquired by Qwest Communications. With the deal structured as an equity swap, our investment in U.S. West enabled us to indirectly accumulate a position in a high-growth company such as Qwest in a low-risk way. Since having initially purchased U.S. West in the mid-$50s range in the summer of 1999, the stock price appreciated more than 50% by its acquisition date in June of 2000. Regarding bankruptcies, we believe as the Fed continues to raise rates and the economy slows, there will be an increasing supply of distressed bonds and bank debt from which to choose.

Looking forward, we will continue to search for undervalued investments that provide our shareholders with excellent long-term, low-risk returns. With our disciplined due diligence and our three-pronged approach to value combining bargain stocks,


  TOP 10 HOLDINGS
  6/30/00

  COMPANY,                              % OF TOTAL
  SECTOR, COUNTRY                       NET ASSETS
  ---------------                       ----------
  Canary Wharf Group PLC,                    2.6%
  Real Estate, United Kingdom

  Telephone & Data Systems Inc.,             2.5%
  Diversified Telecommunication
  Services, United States

  Investor AB,                               2.5%
  Industrial Conglomerates,
  Sweden

  AT&T Corp.,                                2.4%
  Diversified Telecommunication
  Services, United States

  Washington Post Co. B,                     1.8%
  Media, United States

  Federated Department Stores,               1.7%
  Multiline Retail, United States

  B.F. Goodrich Co.,                         1.6%
  Aerospace & Defense,
  United States

  Delphi Automotive Systems Corp.,           1.6%
  Auto Components,
  United States

  Bear Stearns Cos. Inc.,                    1.5%
  Diversified Financials,
  United States

  Scripps Co. A,                             1.5%
  Media, United States

bankruptcies and special situations, we believe Mutual Shares is well positioned to capitalize on today's volatile marketplace.

Thank you for your support. We appreciate your participation in Mutual Shares Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,


/s/ Lawrence Sondike
---------------------------
Lawrence Sondike
Portfolio Manager


/s/ Susan R. Potto
---------------------------
Susan R. Potto
Assistant Portfolio Manager
Mutual Shares Fund


The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 6/30/00
Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS Z
Six-Month Total Return                  0.80%
Net Asset Value (NAV)                   $19.04 (6/30/00)              $20.43    (12/31/99)
Change in NAV                           - $1.39
Distributions (1/1/00 - 6/30/00)        Dividend Income                           $0.3895
                                        Short-Term Capital Gain                   $0.3722
                                        Long-Term Capital Gain                    $0.8069
                                                                                 ---------
                                        Total                                     $1.5686

CLASS A
Six-Month Total Return                  0.56%
Net Asset Value (NAV)                   $18.96 (6/30/00)              $20.38    (12/31/99)
Change in NAV                           - $1.42
Distributions (1/1/00 - 6/30/00)        Dividend Income                           $0.3705
                                        Short-Term Capital Gain                   $0.3722
                                        Long-Term Capital Gain                    $0.8069
                                                                                 ---------
                                        Total                                     $1.5496

CLASS B
Six-Month Total Return                  0.25%
Net Asset Value (NAV)                   $18.80 (6/30/00)              $20.26    (12/31/99)
Change in NAV                           - $1.46
Distributions (1/1/00 - 6/30/00)        Dividend Income                           $0.3462
                                        Short-Term Capital Gain                   $0.3722
                                        Long-Term Capital Gain                    $0.8069
                                                                                 ---------
                                        Total                                     $1.5253

CLASS C
Six-Month Total Return                  0.24%
Net Asset Value (NAV)                   $18.84 (6/30/00)              $20.29    (12/31/99)
Change in NAV                           - $1.45
Distributions (1/1/00 - 6/30/00)        Dividend Income                           $0.3347
                                        Short-Term Capital Gain                   $0.3722
                                        Long-Term Capital Gain                    $0.8069
                                                                                 ---------
                                        Total                                     $1.5138


Past performance does not guarantee future results.


CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.

CLASS A: Subject to the current, maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the Fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the Fund's total returns would have been lower.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of the countries where the Fund invests. You may have a gain or loss when you sell your shares.


ADDITIONAL PERFORMANCE
AS OF 6/30/00


CLASS Z                                 1-YEAR    5-YEAR      10-YEAR
-------                                 ------    ------      -------
Cumulative Total Return(1)             - 0.84%     98.51%     288.62%

Average Annual Total Return(2)         - 0.84%     14.70%      14.54%

Value of $10,000 Investment(3)          $9,916    $19,851     $38,862

                                                             INCEPTION
CLASS A                                 1-YEAR    3-YEAR     (11/1/96)
-------                                 ------    ------     ---------
Cumulative Total Return(1)             - 1.21%     27.98%      54.94%

Average Annual Total Return(2)         - 6.88%      6.44%      11.30%

Value of $10,000 Investment(3)          $9,312    $12,060     $14,797

                                                             INCEPTION
CLASS B                                           1-YEAR     (1/1/99)
-------                                           ------     ---------
Cumulative Total Return(1)                        - 1.86%      14.11%

Average Annual Total Return(2)                    - 5.24%       6.75%

Value of $10,000 Investment(3)                     $9,476     $11,025

                                                             INCEPTION
CLASS C                                 1-YEAR    3-YEAR     (11/1/96)
-------                                 ------    ------     ---------
Cumulative Total Return(1)             - 1.83%     25.54%      51.40%

Average Annual Total Return(2)         - 3.63%      7.52%      11.69%

Value of $10,000 Investment(3)          $9,637    $12,429     $14,988


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.

MUTUAL SHARES FUND
Financial Highlights

                                                                               CLASS Z
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2000   --------------------------------------------------------------
                                             (UNAUDITED)       1999         1998         1997         1996         1995
                                            ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.....        $20.43         $19.55       $21.30       $18.57       $17.29       $15.74
                                            ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income...................           .17            .33          .53          .42          .55          .40
 Net realized and unrealized gains
   (losses)..............................           .01           2.55         (.46)        4.43         2.96         4.10
                                            ------------------------------------------------------------------------------
Total from investment operations.........           .18           2.88          .07         4.85         3.51         4.50
                                            ------------------------------------------------------------------------------
Less distributions from:
 Net investment income...................          (.39)          (.42)        (.53)        (.54)        (.50)        (.39)
 Net realized gains......................         (1.18)         (1.58)       (1.29)       (1.58)       (1.73)       (2.56)
                                            ------------------------------------------------------------------------------
Total distributions......................         (1.57)         (2.00)       (1.82)       (2.12)       (2.23)       (2.95)
                                            ------------------------------------------------------------------------------
Net asset value, end of period...........        $19.04         $20.43       $19.55       $21.30       $18.57       $17.29
                                            ==============================================================================
Total Return*............................          .80%         14.95%         .45%       26.44%       20.76%       29.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........    $4,981,953     $5,571,867   $6,279,026   $7,918,986   $6,543,063   $5,229,574
Ratios to average net assets:
 Expenses(a).............................          .78%**         .77%         .76%         .76%         .70%         .73%
 Expenses, excluding waiver and payments
   by affiliate(a).......................          .83%**         .81%         .80%         .79%         .72%         .73%
 Net investment income...................         1.73%**        1.58%        2.15%        1.92%        3.02%        2.47%
Portfolio turnover rate..................        33.21%         66.24%       69.46%       49.61%       58.35%       79.32%
(a)Excluding dividend expense on
securities sold short, the ratios of
expenses and expenses, excluding waiver
and payments by affiliate to average net
assets would have been:
Expenses.................................         0.75%**         .75%         .73%         .72%         .70%         .69%
Expenses, excluding waiver and payments
 by affiliate............................         0.80%**         .79%         .77%         .75%         .72%         .69%

*Total return is not annualized.
**Annualized.
+Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997. Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                                    CLASS A
                                                  ---------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                           YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2000       -------------------------------------------------------
                                                  (UNAUDITED)+++       1999+++           1998          1997+++         1996+
                                                  ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the
  period)
Net asset value, beginning of period..........          $20.38            $19.50          $21.26          $18.56       $18.90
                                                  ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income........................             .14               .26             .40             .34          .21
 Net realized and unrealized gains (losses)...            (.01)             2.54            (.41)           4.43         1.08
                                                  ---------------------------------------------------------------------------
Total from investment operations..............             .13              2.80            (.01)           4.77         1.29
                                                  ---------------------------------------------------------------------------
Less distributions from:
 Net investment income........................            (.37)             (.34)           (.46)           (.49)        (.47)
 Net realized gains...........................           (1.18)            (1.58)          (1.29)          (1.58)       (1.16)
                                                  ---------------------------------------------------------------------------
Total distributions...........................           (1.55)            (1.92)          (1.75)          (2.07)       (1.63)
                                                  ---------------------------------------------------------------------------
Net asset value, end of period................          $18.96            $20.38          $19.50          $21.26       $18.56
                                                  ===========================================================================
Total Return*.................................            .56%            14.57%            .06%          26.03%        6.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).............      $1,209,703        $1,365,694      $1,509,647      $1,043,262      $35,634
Ratios to average net assets:
 Expenses(a)..................................           1.13%**           1.12%           1.11%           1.11%        1.09%**
 Expenses, excluding waiver and payments by
   affiliate(a)...............................           1.18%**           1.16%           1.15%           1.14%        1.18%**
 Net investment income........................           1.38%**           1.23%           1.78%           1.58%        2.44%**
Portfolio turnover rate.......................          33.21%            66.24%          69.46%          49.61%       58.35%
(a)Excluding dividend expense on securities
sold short, the ratios of expenses and
expenses, excluding waiver and payments by
affiliate to average net assets would have
been:
Expenses......................................           1.10%**           1.10%           1.08%           1.07%        1.09%**
Expenses, excluding waiver and payments by
 affiliate....................................           1.15%**           1.14%           1.12%           1.10%        1.18%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.
 10

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                               CLASS B
                                                                --------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1999+
                                                                --------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $20.26               $19.50
                                                                --------------------------------------
Income from investment operations:
 Net investment income......................................            .08                  .09
 Net realized and unrealized gains (losses).................           (.01)                2.55
                                                                --------------------------------------
Total from investment operations............................            .07                 2.64
                                                                --------------------------------------
Less distributions from:
 Net investment income......................................           (.35)                (.30)
 Net realized gains.........................................          (1.18)               (1.58)
                                                                --------------------------------------
Total distributions.........................................          (1.53)               (1.88)
                                                                --------------------------------------
Net asset value, end of period..............................         $18.80               $20.26
                                                                ======================================
Total Return*...............................................           .25%               13.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $26,252              $21,634
Ratios to average net assets:
 Expenses(a)................................................          1.78%**              1.77%
 Expenses, excluding waiver and payments by affiliate(a)....          1.83%**              1.81%
 Net investment income......................................           .76%**               .46%
Portfolio turnover rate.....................................         33.21%               66.24%
(a)Excluding dividend expense on securities sold short, the
ratios of expenses and expenses, excluding waiver and
payments by affiliate to average net assets would have been:
Expenses....................................................          1.75%**              1.75%
Expenses, excluding waiver and payments by affiliate........          1.80%**              1.79%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                                       CLASS C
                                                            -------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2000     -------------------------------------------
                                                            (UNAUDITED)+++    1999+++       1998      1997+++      1996+
                                                            -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period....................         $20.29         $19.41      $21.18      $18.56     $18.90
                                                            -------------------------------------------------------------
Income from investment operations:
 Net investment income..................................            .07            .12         .28         .20        .20
 Net realized and unrealized gains (losses).............           (.01)          2.53        (.43)       4.42       1.08
                                                            -------------------------------------------------------------
Total from investment operations........................            .06           2.65        (.15)       4.62       1.28
                                                            -------------------------------------------------------------
Less distributions from:
 Net investment income..................................           (.33)          (.20)       (.33)       (.42)      (.46)
 Net realized gains.....................................          (1.18)         (1.57)      (1.29)      (1.58)     (1.16)
                                                            -------------------------------------------------------------
Total distributions.....................................          (1.51)         (1.77)      (1.62)      (2.00)     (1.62)
                                                            -------------------------------------------------------------
Net asset value, end of period..........................         $18.84         $20.29      $19.41      $21.18     $18.56
                                                            =============================================================
Total Return*...........................................           .24%         13.87%        (.59)%    25.17%      6.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).......................       $744,368       $890,712    $993,931    $636,838    $16,873
Ratios to average net assets:
 Expenses(a)............................................          1.77%**        1.76%       1.76%       1.76%      1.71%**
 Expenses, excluding waiver and payments by
   affiliate(a).........................................          1.82%**        1.80%       1.80%       1.79%      1.80%**
 Net investment income..................................           .73%**         .59%       1.12%        .92%      1.69%**
Portfolio turnover rate.................................         33.21%         66.24%      69.46%      49.61%     58.35%
(a)Excluding dividend expense on securities sold short,
the ratios of expenses and expenses, excluding waiver
and payments by affiliate to average net assets would
have been:
Expenses................................................          1.74%**        1.74%       1.73%       1.72%      1.71%**
Expenses, excluding waiver and payments by affiliate....          1.79%**        1.78%       1.77%       1.75%      1.80%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 12

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 81.0%
AEROSPACE & DEFENSE 1.9%
B.F. Goodrich Co. ..........................................    United States          3,314,634     $  112,904,721
*Hexcel Corp. ..............................................    United States          1,740,895         16,538,503
                                                                                                     --------------
                                                                                                        129,443,224
                                                                                                     --------------
AUTO COMPONENTS 4.0%
Borg Warner Inc. ...........................................    United States            658,655         23,135,256
Delphi Automotive Systems Corp. ............................    United States          7,711,408        112,297,378
*Lear Corp. ................................................    United States          3,091,700         61,834,000
TRW Inc. ...................................................    United States          1,868,125         81,029,922
                                                                                                     --------------
                                                                                                        278,296,556
                                                                                                     --------------
AUTOMOBILES .7%
General Motors Corp. .......................................    United States            773,493         44,910,937
                                                                                                     --------------
BANKS 3.9%
Bank of Ireland.............................................    Irish Republic         3,559,826         22,521,041
Banknorth Group Inc. .......................................    United States          2,524,157         38,651,154
Chase Manhattan Corp. ......................................    United States          1,095,564         50,464,416
Greenpoint Financial Corp. .................................    United States          2,646,392         49,619,850
National City Corp. ........................................    United States          1,131,519         19,306,543
Sovereign Bancorp Inc. .....................................    United States          4,396,000         30,909,375
U.S. Bancorp................................................    United States          3,280,946         63,158,211
                                                                                                     --------------
                                                                                                        274,630,590
                                                                                                     --------------
BEVERAGES 1.4%
Brown-Forman Corp., A.......................................    United States              9,500            501,125
Brown-Forman Corp., B.......................................    United States            634,720         34,116,200
Pepsi Bottling Group Inc. ..................................    United States          2,111,670         61,634,367
                                                                                                     --------------
                                                                                                         96,251,692
                                                                                                     --------------
BUILDING PRODUCTS .7%
*American Standard Cos. Inc. ...............................    United States          1,131,400         46,387,400
                                                                                                     --------------
CHEMICALS 1.5%
+*Cytec Industries Inc. ....................................    United States          2,356,100         58,166,218
*Henkel KGAA, pfd. .........................................       Germany                58,100          3,341,513
Union Carbide Corp. ........................................    United States            857,050         42,423,975
                                                                                                     --------------
                                                                                                        103,931,706
                                                                                                     --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
COMMERCIAL SERVICES & SUPPLIES 4.4%
*Cendant Corp. .............................................    United States            580,500     $    8,127,000
Dun & Bradstreet Corp. .....................................    United States          2,371,800         67,892,775
(R)+*Environmental Credits LLC..............................    United States            120,706         17,079,899
Galileo International Inc. .................................    United States          2,801,855         58,488,723
*Philip Services Corp. .....................................        Canada               459,463          2,886,002
Rentokil Initial PLC........................................    United Kingdom        11,298,901         25,742,686
*Republic Services Inc. ....................................    United States          4,712,600         75,401,600
Williams PLC................................................    United Kingdom         9,097,523         52,954,230
                                                                                                     --------------
                                                                                                        308,572,915
                                                                                                     --------------
COMMUNICATIONS EQUIPMENT .3%
*General Motors Corp., H....................................    United States            271,518         23,825,704
                                                                                                     --------------
COMPUTERS & PERIPHERALS .5%
Compaq Computer Corp. ......................................    United States            964,900         24,665,256
*NCR Corp. .................................................    United States            275,400         10,723,388
                                                                                                     --------------
                                                                                                         35,388,644
                                                                                                     --------------
CONTAINERS & PACKAGING 1.1%
*Owens-Illinois Inc. .......................................    United States          3,723,762         43,521,468
*Pactiv Corp. ..............................................    United States          4,217,095         33,209,623
                                                                                                     --------------
                                                                                                         76,731,091
                                                                                                     --------------
DIVERSIFIED FINANCIALS 6.5%
Bear Stearns Cos. Inc. .....................................    United States          2,580,679        107,420,762
CIT Group Inc., A...........................................    United States          4,206,730         68,359,363
Finova Group Inc. ..........................................    United States          2,327,500         30,257,500
Household International Inc. ...............................    United States          1,621,748         67,403,901
Kansas City Southern Industries Inc. .......................    United States            329,065         29,183,952
Lehman Brothers Holdings Inc. ..............................    United States            425,300         40,217,431
+*MFN Financial Corp. ......................................    United States            573,852          3,550,709
St. Joe Co. ................................................    United States            855,535         25,666,050
+United Asset Management Corp. .............................    United States          3,435,900         80,314,162
                                                                                                     --------------
                                                                                                        452,373,830
                                                                                                     --------------
DIVERSIFIED TELECOMMUNICATION SERVICES 6.8%
AT&T Corp. .................................................    United States          1,961,865         62,043,980
AT&T Corp., W/I.............................................    United States          3,104,916        102,462,240
British Telecommunications PLC..............................    United Kingdom         2,686,786         34,694,710
Centurytel Inc. ............................................    United States          1,865,300         53,627,375
SBC Communications Inc. ....................................    United States          1,015,500         43,920,375
Telephone & Data Systems Inc. ..............................    United States          1,756,660        176,105,164
                                                                                                     --------------
                                                                                                        472,853,844
                                                                                                     --------------
ELECTRIC UTILITIES .4%
E.On AG.....................................................       Germany               554,847         26,858,416
                                                                                                     --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRICAL EQUIPMENT 2.0%
National Service Industries Inc. ...........................    United States            998,400     $   19,468,800
Rockwell International Corp. ...............................    United States            852,900         26,866,350
*Thermo Electron Corp. .....................................    United States          4,358,925         91,809,858
                                                                                                     --------------
                                                                                                        138,145,008
                                                                                                     --------------
FOOD & DRUG RETAILING .1%
*Brunos Inc. ...............................................    United States             98,873          9,392,935
                                                                                                     --------------
FOOD PRODUCTS 1.4%
Bestfoods...................................................    United States             87,425          6,054,181
Sara Lee Corp. .............................................    United States          1,704,300         32,914,294
*Universal Foods Corp. .....................................    United States            280,890          5,196,465
+Van Melle NV...............................................     Netherlands           1,812,527         49,515,950
                                                                                                     --------------
                                                                                                         93,680,890
                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES 1.1%
*Foundation Health Systems Inc., A..........................    United States          3,224,020         41,912,260
Tenet Healthcare Corp. .....................................    United States          1,247,385         33,679,395
                                                                                                     --------------
                                                                                                         75,591,655
                                                                                                     --------------
HOTELS RESTAURANTS & LEISURE 2.4%
Carnival Corp. .............................................    United States          1,059,890         20,667,855
+*Fine Host Corp. ..........................................    United States            784,457          7,766,124
*Park Place Entertainment Corp. ............................    United States          4,810,200         58,624,313
Starwood Hotels & Resorts Worldwide Inc. ...................    United States          2,359,840         76,842,290
                                                                                                     --------------
                                                                                                        163,900,582
                                                                                                     --------------
HOUSEHOLD DURABLES 1.2%
*Bulova Corp. ..............................................    United States             37,900            630,088
Maytag Corp. ...............................................    United States          1,345,545         49,616,972
(R)+*Sunbeam Corp. .........................................    United States         11,260,174         34,836,163
                                                                                                     --------------
                                                                                                         85,083,223
                                                                                                     --------------
INDUSTRIAL CONGLOMERATES 3.5%
Corporacion Financiera Alba SA..............................        Spain                572,064         15,134,549
Compagnie Generale D'Industrie et de Participation..........        France               390,340         16,687,593
Investor AB, A..............................................        Sweden             6,228,500         84,504,789
Investor AB, B..............................................        Sweden             6,565,395         90,198,392
U.S. Industries Inc. .......................................    United States          2,847,405         34,524,785
                                                                                                     --------------
                                                                                                        241,050,108
                                                                                                     --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 6.9%
*Alleghany Corp. ...........................................    United States            290,200     $   48,753,600
Allmerica Financial Corp. ..................................    United States          1,012,000         53,003,500
Ambac Financial Group Inc. .................................    United States            450,300         24,682,069
*Berkshire-Hathaway Inc., A.................................    United States              1,025         55,145,000
*Berkshire Hathaway Inc., B.................................    United States              1,700          2,992,000
Financial Security Assurance Holdings Ltd. .................    United States             68,400          5,189,850
Hartford Financial Services Group Inc. .....................    United States            634,500         35,492,344
MBIA Inc. ..................................................    United States          1,651,850         79,598,522
*MetLife Inc. ..............................................    United States            984,710         20,740,454
Old Republic International Corp. ...........................    United States          2,831,910         46,726,515
PMI Group Inc. .............................................    United States            825,050         39,189,875
+White Mountain Insurance Group Inc. .......................    United States            421,384         67,421,440
                                                                                                     --------------
                                                                                                        478,935,169
                                                                                                     --------------
IT CONSULTING & SERVICES .4%
+*DecisionOne Corp. ........................................    United States            430,529          1,937,381
*Unisys Corp. ..............................................    United States          1,726,480         25,141,865
                                                                                                     --------------
                                                                                                         27,079,246
                                                                                                     --------------
LEISURE EQUIPMENT & PRODUCTS .4%
Hasbro Inc. ................................................    United States          2,032,225         30,610,389
                                                                                                     --------------
MACHINERY .8%
Invensys PLC................................................    United Kingdom        11,643,763         43,626,434
(R)+*Lancer Industries Inc., B..............................    United States                  3         12,204,615
*PXL Holdings Corp. ........................................    United States                 21                  0
                                                                                                     --------------
                                                                                                         55,831,049
                                                                                                     --------------
MARINE .6%
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom         4,600,819         39,212,515
                                                                                                     --------------
MEDIA 7.4%
*AT&T Corp.-Liberty Media Group, A..........................    United States          2,263,424         54,888,032
Central Newspapers Inc., A..................................    United States            342,340         21,653,005
Dow Jones & Co. Inc. .......................................    United States            232,410         17,024,033
*Fox Entertainment Group Inc., A............................    United States            783,715         23,805,343
Knight-Ridder Inc. .........................................    United States            786,830         41,849,521
Lagardere SCA...............................................        France               918,876         70,463,249
Media General Inc., A.......................................    United States            345,200         16,763,775
Meredith Corp. .............................................    United States          1,232,500         41,596,875
Scripps Co., A..............................................    United States          2,163,900        106,572,075
Washington Post Co., B......................................    United States            264,638        126,496,964
                                                                                                     --------------
                                                                                                        521,112,872
                                                                                                     --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTILINE RETAIL 4.0%
*Federated Department Stores Inc. ..........................    United States          3,418,620     $  115,378,425
May Department Stores Co. ..................................    United States          2,898,030         69,552,720
*Saks Inc. .................................................    United States          3,760,510         39,485,355
Sears, Roebuck & Co. .......................................    United States          1,604,700         52,353,338
                                                                                                     --------------
                                                                                                        276,769,838
                                                                                                     --------------
MULTI-UTILITIES .7%
Suez Lyonnaise des Eaux SA..................................        France               279,701         49,197,820
                                                                                                     --------------
OFFICE ELECTRONICS .4%
Xerox Corp. ................................................    United States          1,521,295         31,566,871
                                                                                                     --------------
OIL & GAS 1.1%
*Abraxas Petroleum Corp. ...................................    United States            428,954            643,431
*Abraxas Petroleum Corp., rts., 11/01/04....................    United States            428,954            214,477
Apco Oil Corp. .............................................    United States              9,200                  0
Burlington Resources Inc. ..................................    United States          1,913,960         73,208,970
Conoco Inc., A..............................................    United States            132,200          2,908,400
                                                                                                     --------------
                                                                                                         76,975,278
                                                                                                     --------------
PAPER & FOREST PRODUCTS 2.9%
Abitibi-Consolidated Inc. ..................................        Canada             1,603,782         14,882,906
Boise Cascade Corp. ........................................    United States          1,954,895         50,582,908
International Paper Co. ....................................    United States          1,944,670         57,975,474
Mead Corp. .................................................    United States          2,141,520         54,073,380
Rayonier Inc. ..............................................    United States            760,375         27,278,453
                                                                                                     --------------
                                                                                                        204,793,121
                                                                                                     --------------
PHARMACEUTICALS 1.1%
Aventis SA..................................................        France               643,882         47,184,520
Bristol-Myers Squibb Co. ...................................    United States            501,500         29,212,375
                                                                                                     --------------
                                                                                                         76,396,895
                                                                                                     --------------
REAL ESTATE 3.5%
+*Alexander's Inc. .........................................    United States            383,200         28,069,400
*Al-Zar Ltd. LP.............................................    United States                284              1,420
*Canary Wharf Group PLC.....................................    United Kingdom        32,631,255        182,033,962
Cheung Kong Holdings Ltd. ..................................      Hong Kong            2,175,720         24,072,948
+*MBO Properties Inc. ......................................    United States            574,712            287,356
(R)*Security Capital European Realty........................    United States            685,950         10,114,333
*Ventas Inc. ...............................................    United States          1,523,500          4,856,156
                                                                                                     --------------
                                                                                                        249,435,575
                                                                                                     --------------

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ROAD & RAIL 2.9%
Burlington Northern Santa Fe Corp. .........................    United States          1,846,700     $   42,358,681
+Florida East Coast Industries Inc. ........................    United States          1,913,700         76,548,000
Railtrack Group PLC.........................................    United Kingdom         5,278,264         82,062,115
                                                                                                     --------------
                                                                                                        200,968,796
                                                                                                     --------------
SPECIALTY RETAIL .7%
*Payless Shoesource Inc. ...................................    United States            542,074         27,781,292
Sherwin-Williams Co. .......................................    United States          1,027,340         21,766,766
                                                                                                     --------------
                                                                                                         49,548,058
                                                                                                     --------------
TOBACCO 1.4%
Compagnie Financiere Richemont AG, Br., A...................     Switzerland               8,412         22,735,834
Gallaher Group PLC..........................................    United Kingdom         6,866,611         37,551,860
Gallaher Group PLC, ADR.....................................    United Kingdom           160,000          3,430,000
UST Inc. ...................................................    United States          2,338,700         34,349,656
                                                                                                     --------------
                                                                                                         98,067,350
                                                                                                     --------------
TOTAL COMMON STOCKS (COST $4,781,795,706)...................                                          5,643,801,792
                                                                                                     --------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                  --------------
CORPORATE BONDS & NOTES 3.0%
Abraxas Petroleum Corp., Series A, 11.50%, 11/01/04.........    United States     $    5,036,500          4,255,843
+DecisionOne Corp., Term Loan...............................    United States         16,265,985         13,826,087
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom         7,369,442GBP       4,239,351
  Participating Loan Note, 4/30/40..........................    United Kingdom         1,482,000GBP         897,407
Eurotunnel PLC:
  12/31/18, Tier 2..........................................    United Kingdom        14,936,189GBP      15,601,633
  12/31/25, Tier 3..........................................    United Kingdom         8,162,126GBP       7,166,588
  12/31/50, Resettable Advance R5...........................    United Kingdom         3,751,660GBP       2,101,389
  Stabilization Advance S8, Tier 1..........................    United Kingdom         4,533,094GBP       1,784,223
  Stabilization Advance S8, Tier 2..........................    United Kingdom         2,943,700GBP       1,024,950
Eurotunnel SA:
  12/31/12, Tier 1 (Libor)..................................        France             4,687,699EUR       3,459,921
  12/31/12, Tier 1 (Pibor)..................................        France               812,702EUR         599,843
  12/31/18, Tier 2 (Libor)..................................        France            22,166,207EUR      14,448,277
  12/31/18, Tier 2 (Pibor)..................................        France             4,576,207EUR       2,982,842
  12/31/25, Tier 3 (Libor)..................................        France            38,213,226EUR      20,878,742
  12/31/25, Tier 3 (Pibor)..................................        France            10,575,783EUR       5,778,341
  12/31/50, Resettable Advance R4...........................        France            21,724,301EUR       7,600,715
  Stabilization Advance S6, Tier 1 (Pibor)..................        France             1,849,047EUR         460,826
  Stabilization Advance S6, Tier 2..........................        France             6,150,408EUR       1,297,007
  Stabilization Advance S7, Tier 1 (Pibor)..................        France             4,122,676EUR       1,027,468

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
Finova Capital Corp.:
  6.11%, 2/18/03............................................    United States     $    5,363,000     $    4,624,558
  6.15%, 3/31/03............................................    United States            955,000            809,078
  7.25%, 11/08/04...........................................    United States          3,235,000          2,834,669
Golden Books Publishing Inc., 10.75%, 2/20/49...............    United States          2,331,600          1,072,536
HIH Capital Ltd., cvt., 144A, 7.50%, 9/25/06................    United Kingdom         7,930,000          4,559,750
La Quinta Inns Inc.:
  7.25%, 3/15/04............................................    United States          1,521,000          1,140,750
  7.33%, 4/01/08............................................    United States          3,410,000          2,284,700
Laidlaw Inc.:
  7.70%, 8/15/02............................................        Canada             1,260,000            371,700
  7.05%, 5/15/03............................................        Canada               385,000            114,538
  6.65%, 10/01/04...........................................        Canada             3,775,000            906,000
  7.875%, 4/15/05...........................................        Canada             3,800,000          1,121,000
  7.65%, 5/15/06............................................        Canada             3,400,000            816,000
  8.75%, 4/15/25............................................        Canada             5,690,000          1,678,550
  6.72%, 10/01/27...........................................        Canada             9,120,000          2,257,200
Levi Straus & Co.:
  6.80%, 11/01/03...........................................    United States            385,000            315,700
  7.00%, 11/01/06...........................................    United States          1,480,000          1,124,800
Meditrust Corp.:
  7.00%, 8/15/07............................................    United States          2,910,000          1,949,700
  7.82%, 9/10/26............................................    United States         11,490,000          8,847,300
+MFN Financial Corp.:
  Series A, 10.00%, 3/23/01.................................    United States          1,708,216          1,635,617
  Series B, FRN, 11.26%, 3/23/01............................    United States          2,028,213          1,962,296
Philip Services Corp.:
  PIK, 10.00%, 5/01/05......................................        Canada             2,103,765          1,683,012
  Senior Term Debt, 9.00%, 5/01/05..........................        Canada             4,013,048          3,611,743
Rite Aid Corp.:
  7.125%, 1/15/07...........................................    United States          2,455,000          1,215,225
  144A, 6.125%, 12/15/08....................................    United States            780,000            378,300
  6.875%, 8/15/13...........................................    United States            975,000            468,000
  7.70%, 2/15/27............................................    United States          1,135,000            510,750
Service Corp. International:
  6.30%, 3/15/03............................................    United States            500,000            312,500
  7.375%, 4/15/04...........................................    United States          6,110,000          3,757,650
  6.00%, 12/15/05...........................................    United States          1,420,000            773,900
  7.70%, 4/15/09............................................    United States            710,000            372,750
SFC New Holdings Inc., PIK, 13.25%, 8/15/03.................    United States         23,265,000         18,612,000
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States         15,693,000         10,121,985
TFM SA de CV:
  senior disc. note, zero cpn. .............................        Mexico             2,785,000          1,928,613
  10.25%, 6/15/07...........................................        Mexico               400,000            350,000
U.S. Cellular Corp., cvt., 6/15/15..........................    United States          5,000,000          2,892,710

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
Ventas Inc.:
  Tranche A, Term Loan, 12/31/02............................    United States     $    2,465,261     $    2,222,845
  Tranche B, Term Loan, 12/31/05............................    United States          9,338,293          8,171,006
  Tranche C, Term Loan, 12/31/07............................    United States          2,794,926          2,445,560
Vlasic Foods International Inc., 10.25%, 7/01/09............    United States          8,376,000          2,973,480
                                                                                                     --------------
TOTAL CORPORATE BONDS & NOTES (COST $203,075,827)...........                                            212,659,924
                                                                                                     --------------
BONDS & NOTES IN REORGANIZATION 3.2%
*Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11........    United States            775,000            296,438
*Altos Hornos de Mexico SA:
  cvt., 5.50%, 12/15/01.....................................        Mexico               350,000            124,250
  Series A, 11.375%, 4/30/02................................        Mexico             6,676,000          2,369,980
  Series B, 11.875%, 4/30/04................................        Mexico             8,020,000          2,766,900
  Tranche A, Term Loan......................................    United States          2,005,524            822,265
*Crown Leasing, Bank Claim..................................        Japan          1,474,110,581JPY         975,263
*Dow Corning Corp.:
  8.55%, 3/01/01............................................    United States            500,000            668,750
  9.375%, 2/01/08...........................................    United States          2,170,000          3,092,250
  8.15%, 10/15/29...........................................    United States          5,280,000          7,062,000
  9.50%, 8/10/49............................................    United States          1,250,000          1,781,250
  Bank Debt.................................................    United States        600,000,000JPY       7,655,593
  Bank Debt #1..............................................    United States          7,500,000         10,200,000
  Bank Debt.................................................    United States          2,738,952          3,724,975
  Bank Claim................................................    United States          1,000,000          1,360,000
  Bank Claim #2.............................................    United States          1,391,595          1,892,569
*Genesis Health Ventures Inc.:
  Revolver..................................................    United States         12,526,143          7,841,365
  Term Loan A...............................................    United States            687,067            423,233
  Term Loan B...............................................    United States          1,350,633            844,146
  Term Loan C...............................................    United States          1,352,987            845,617
*Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States          6,385,000          2,442,263
  8.70%, 6/15/22............................................    United States          4,455,000          1,704,038
  7.25%, 12/15/25...........................................    United States         10,855,000          4,152,038
  6.875%, 2/15/27...........................................    United States          6,173,000          2,361,173

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Integrated Health Services Inc.:
  Revolver..................................................    United States     $    3,045,665     $      974,613
  Tranche B, Term Loan......................................    United States          9,046,561          2,894,899
  Tranche C, Term Loan......................................    United States          8,055,722          2,577,831
*Loewen Group Inc., Series 5, 6.10%, 10/01/02...............        Canada             7,380,000CAD       2,739,421
*Loewen Group International Inc.:
  144A, 6.70%, 10/01/99.....................................        Canada            20,345,000          7,120,750
  Revolver..................................................    United States          2,559,720          1,382,249
  Series 3, 7.50%, 4/15/01..................................        Canada             5,035,000          2,769,250
  Series 3, 7.75%, 10/15/01.................................        Canada             4,280,000          1,968,800
  Series 2, 8.25%, 4/15/03..................................        Canada             4,580,000          2,519,000
  Series 6, 7.20%, 6/01/03..................................        Canada            31,445,000         11,005,750
  Series 4, 8.25%, 10/15/03.................................        Canada             5,945,000          2,734,700
  Series 7, 7.60%, 6/01/08..................................        Canada            21,575,000          7,119,750
*Multicare Companies Inc.:
  Revolver..................................................    United States            692,552            380,903
  Term Loan A...............................................    United States            822,644            452,454
  Term Loan B...............................................    United States          1,273,373            700,355
  Term Loan C...............................................    United States            422,303            232,267
*Nippon Credit Bank Ltd., Bank Claim........................        Japan            762,467,322JPY       1,153,015
*Nippon Total Finance, Bank Claim...........................        Japan            822,892,514JPY         466,647
*Optel Inc.:
  13.00%, 2/15/02...........................................    United States         12,390,000          8,673,000
  11.50%, 7/01/08...........................................    United States            475,000            332,500
*Paging Network Inc.:
  Revolver A................................................    United States         21,451,060         17,237,450
  10.125%, 8/01/07..........................................    United States          1,705,000            724,625
  10.00%, 10/15/08..........................................    United States          2,280,000            969,000
*Peregrine Investments Holdings Ltd.:
  6.70%, 1/15/98............................................      Hong Kong              500,000             57,500
  zero cpn., 1/22/98........................................      Hong Kong           95,000,000JPY         103,256
  2.60%, 6/30/00............................................      Hong Kong          250,000,000JPY         271,726
*PIV Investment Finance (Cayman) Ltd., cvt., 4.50%,
  12/01/00..................................................      Hong Kong           22,710,000          5,109,750
*Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17....    United States            385,000            147,263
*Pratama Datakom Asia BV:
  144A, 12.75%, 7/15/05.....................................      Indonesia           12,810,000          2,049,600
  Reg S, 12.75%, 7/15/05....................................      Indonesia            2,690,000            430,400
*Safety Kleen Corp.:
  9.25%, 5/15/09............................................    United States             45,000              1,125
  Term Loan A...............................................    United States          2,234,093            826,614
  Term Loan B...............................................    United States          1,128,325            417,480
  Term Loan C...............................................    United States          1,128,325            417,480
*Safety Kleen Services, 9.25%, 6/01/08......................    United States             85,000              4,038
*United Companies Financial Corp., Revolver.................    United States         44,340,600         30,595,014

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Vencor Inc.:
  9.875%, 5/01/05...........................................    United States     $   28,300,000     $    2,547,000
  Revolver..................................................    United States          5,705,036          4,221,727
  Term Loan A...............................................    United States         23,237,352         17,195,642
  Term Loan B...............................................    United States         12,923,167          9,563,144
  Tranche A, DIP Revolver, Term Loan 9/30/00................    United States          2,963,049          2,933,419
  Tranche B, DIP Revolver, Term Loan 9/30/00................    United States          1,175,000          1,163,250
                                                                                                     --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $264,115,203)...                                            220,591,013
                                                                                                     --------------
                                                                                      SHARES
                                                                                  --------------
COMPANIES IN LIQUIDATION .1%
+*City Investing Company Liquidating Trust..................    United States          4,314,037          5,527,360
*Roeser & Pendelton.........................................    United States              2,800              6,439
                                                                                                     --------------
TOTAL COMPANIES IN LIQUIDATION (COST $589,345)..............                                              5,533,799
                                                                                                     --------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                  --------------
GOVERNMENT AGENCIES 10.6%
Fannie Mae, 5.005% to 6.680%, with maturities to 6/01/01....                      $  385,000,000        373,422,790
Federal Home Loan Bank, 5.35% to 6.68%, with maturities to
  5/18/01...................................................                         276,370,000        269,642,625
Federal Home Loan Mortgage Corp., 6.14% to 6.71%, with
  maturities to 10/01/01....................................                          92,200,000         89,827,056
                                                                                                     --------------
TOTAL GOVERNMENT AGENCIES (COST $734,476,084)...............                                            732,892,471
                                                                                                     --------------
TOTAL INVESTMENTS (COST $5,984,052,165) 97.9%...............                                          6,815,478,999
SECURITIES SOLD SHORT (.6%).................................                                            (41,688,002)
NET EQUITY IN FORWARD CONTRACTS .2%.........................                                             12,791,719
OTHER ASSETS, LESS LIABILITIES 2.5%.........................                                            175,693,104
                                                                                                     --------------
TOTAL NET ASSETS 100.0%.....................................                                         $6,962,275,820
                                                                                                     ==============
        SECURITIES SOLD SHORT (PROCEEDS $53,145,706)
ISSUER                                                             COUNTRY                SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
*Dow Chemical Co. ..........................................    United States          1,380,969     $   41,688,002
                                                                                                     ==============

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
EUR -- European Unit
GBP -- British Pound
JPY -- Japanese Yen

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(R)Restricted Securities (See note 6).
+Affiliated Issuers (See note 7).
                       See Notes to Financial Statements.
 22

MUTUAL SHARES FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $5,670,736,337)................    $6,354,830,222
  Controlled affiliates (cost $13,645,179)..................        17,079,899
  Non controlled affiliates (cost $299,670,649).............       443,568,878    $6,815,478,999
                                                                --------------
 Cash.......................................................                          21,194,659
 Receivables:
  Investment securities sold................................                         185,327,120
  Capital shares sold.......................................                          10,380,576
  Dividends and interest....................................                          18,478,601
  From affiliates...........................................                             283,699
 Unrealized gain on forward exchange contracts (Note 8).....                          19,305,710
 Deposits with broker for securities sold short.............                          48,286,829
                                                                                  --------------
      Total assets..........................................                       7,118,736,193
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          90,463,360
  Capital shares redeemed...................................                          10,750,841
  To affiliates.............................................                           6,431,004
 Securities sold short, at value (proceeds $53,145,706).....                          41,688,002
 Unrealized loss on forward exchange contracts (Note 8).....                           6,513,991
 Accrued expenses...........................................                             613,175
                                                                                  --------------
      Total liabilities.....................................                         156,460,373
                                                                                  --------------
Net assets, at value........................................                      $6,962,275,820
                                                                                  ==============
Net assets consist of:
 Distributions in excess of net investment income...........                      $  (60,531,879)
 Net unrealized appreciation................................                         855,676,257
 Accumulated net realized gain..............................                         719,591,899
 Capital shares.............................................                       5,447,539,543
                                                                                  --------------
Net assets, at value........................................                      $6,962,275,820
                                                                                  ==============

MUTUAL SHARES FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 2000 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
  ($4,981,952,666 / 261,725,136 shares outstanding).........                              $19.04
                                                                                  ==============
CLASS A:
 Net asset value per share ($1,209,703,261 / 63,792,789
  shares outstanding).......................................                              $18.96
                                                                                  ==============
 Maximum offering price per share ($18.96 / 94.25%).........                              $20.12
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($26,252,202 / 1,396,397 shares outstanding)*.............                              $18.80
                                                                                  ==============
CLASS C:
 Net asset value per share ($744,367,691 / 39,511,294 shares
  outstanding)*.............................................                              $18.84
                                                                                  ==============
 Maximum offering price per share ($18.84 / 99.00%).........                              $19.03
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 24

MUTUAL SHARES FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $2,234,936)
 Dividends..................................................    $  51,359,644
 Interest...................................................       39,380,739
                                                                -------------
      Total investment income...............................                     $  90,740,383
                                                                                 -------------
Expenses:
 Management fees (Note 3)...................................       21,730,634
 Administrative fees (Note 3)...............................        2,828,761
 Distribution fees (Note 3)
  Class A...................................................        2,214,853
  Class B...................................................          119,123
  Class C...................................................        3,939,462
 Transfer agent fees (Note 3)...............................        3,249,194
 Custodian fees.............................................          192,501
 Reports to shareholders....................................          296,604
 Registration and filing fees...............................          104,619
 Professional fees..........................................          339,220
 Directors' fees and expenses...............................          111,299
 Dividends for securities sold short........................          999,899
 Other......................................................           82,936
                                                                -------------
      Total expenses........................................                        36,209,105
      Expenses waived/paid by affiliate (Note 3)............                        (1,770,798)
                                                                                 -------------
          Net expenses......................................                        34,438,307
                                                                                 -------------
            Net investment income...........................                        56,302,076
                                                                                 -------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................      670,124,990
  Foreign currency transactions.............................       98,482,049
                                                                -------------
      Net realized gain.....................................                       768,607,039
 Net unrealized depreciation on:
  Investments...............................................     (782,048,334)
  Translation of assets and liabilities denominated in
    foreign currencies......................................      (12,758,152)
                                                                -------------
      Net unrealized depreciation...........................                      (794,806,486)
                                                                                 -------------
Net realized and unrealized loss............................                       (26,199,447)
                                                                                 -------------
Net increase in net assets resulting from operations........                     $  30,102,629
                                                                                 =============

                       See Notes to Financial Statements.

MUTUAL SHARES FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1999
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   56,302,076         $   115,569,270
  Net realized gain from investments and foreign currency
    transactions............................................        768,607,039             831,688,269
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................       (794,806,486)            182,982,992
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....         30,102,629           1,130,240,531

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................        (95,619,662)           (108,309,743)
   Class A..................................................        (22,026,778)            (21,630,827)
   Class B..................................................           (447,188)               (270,895)
   Class C..................................................        (12,360,832)             (8,195,525)
  Net realized gains:
   Class Z..................................................       (289,499,605)           (409,414,842)
   Class A..................................................        (70,094,718)           (100,779,589)
   Class B..................................................         (1,523,234)             (1,324,825)
   Class C..................................................        (43,547,040)            (66,770,051)

 Capital share transactions (Note 2):
   Class Z..................................................       (231,307,109)         (1,004,479,968)
   Class A..................................................        (68,208,438)           (215,301,758)
   Class B..................................................          6,495,211              22,523,646
   Class C..................................................        (89,595,430)           (148,981,707)
                                                                ----------------------------------------
    Net decrease in net assets..............................       (887,632,194)           (932,695,553)

Net assets:
 Beginning of period........................................      7,849,908,014           8,782,603,567
                                                                ----------------------------------------
 End of period..............................................     $6,962,275,820         $ 7,849,908,014
                                                                ========================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................     $  (60,531,879)        $    13,620,505
                                                                ========================================

                       See Notes to Financial Statements.
 26

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Shares Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

f. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
g. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date price.

h. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 2000, there were 1.7 billion shares authorized ($0.001 par value) of which 1 billion, 250 million, 200 million and 250 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 2000                       DECEMBER 31, 1999
                                                        -------------------------------------------------------------------
                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                          ------------------------------------------------------------
CLASS Z SHARES:
Shares sold...........................................    4,797,196    $  97,008,555          10,144,534    $   212,511,082
Shares issued on reinvestment of distributions........   17,385,427      334,143,990          22,397,081        454,213,355
Shares redeemed.......................................  (33,132,499)    (662,459,654)        (81,120,944)    (1,671,204,405)
                                                        -------------------------------------------------------------------
Net decrease..........................................  (10,949,876)   $(231,307,109)        (48,579,329)   $(1,004,479,968)
                                                        ===================================================================

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 2000                       DECEMBER 31, 1999
                                                        -------------------------------------------------------------------

                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS A SHARES:
Shares sold...........................................    7,101,911    $ 142,369,558          14,951,408    $   313,756,603
Shares issued on reinvestment of distributions........    4,629,700       88,685,921           5,708,854        115,472,688
Shares redeemed.......................................  (14,951,013)    (299,263,917)        (31,077,434)      (644,531,049)
                                                        -------------------------------------------------------------------
Net decrease..........................................   (3,219,402)   $ (68,208,438)        (10,417,172)   $  (215,301,758)
                                                        ===================================================================

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 2000                       DECEMBER 31, 1999+
                                                        -------------------------------------------------------------------

                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS B SHARES:
Shares sold...........................................      350,516    $   7,013,156           1,030,482    $    21,813,792
Shares issued on reinvestment of distributions........       98,332        1,866,312              76,501          1,521,346
Shares redeemed.......................................     (120,273)      (2,384,257)            (39,161)          (811,492)
                                                        -------------------------------------------------------------------
Net increase..........................................      328,575    $   6,495,211           1,067,822    $    22,523,646
                                                        ===================================================================
                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 2000                       DECEMBER 31, 1999
                                                        -------------------------------------------------------------------
                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                          ------------------------------------------------------------
CLASS C SHARES:
Shares sold...........................................    2,390,218    $  47,760,072           6,636,188    $   138,846,953
Shares issued on reinvestment of distributions........    2,768,828       52,663,167           3,498,453         70,419,412
Shares redeemed.......................................   (9,555,559)    (190,018,669)        (17,436,466)      (358,248,072)
                                                        -------------------------------------------------------------------
Net decrease..........................................   (4,396,513)   $ (89,595,430)         (7,301,825)   $  (148,981,707)
                                                        ===================================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisors, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment adviser not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZE
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net asset of Class A, Class B and Class C shares, respectively. Distributors received net commissions from sales of those Fund shares, and received contingent deferred sales charges for the period of $175,300 and $132,285, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,071,433,442 was as follows:

Unrealized appreciation.....................................  $1,312,159,670
Unrealized depreciation.....................................    (568,112,113)
                                                              --------------
Net unrealized appreciation.................................  $  744,045,557
                                                              ==============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales and foreign currency transactions.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000, aggregated $2,206,516,583 and $2,785,738,112, respectively.

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2000 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE           VALUE
----------------------------------------------------------------------------------------------------------------
       120,706        Environmental Credits LLC...................................      3/09/98      $17,079,899
             3        Lancer Industries Inc., B...................................      8/11/89       12,204,615
       685,950        Security Capital European Realty............................      4/08/98       10,114,333
    11,260,174        Sunbeam Corp. ..............................................      2/23/90       34,836,163
                                                                                                     -----------
TOTAL RESTRICTED SECURITIES (COST $56,757,390) (1.07% OF NET ASSETS)..............                   $74,235,010
                                                                                                     ===========

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at June 30, 2000 were $460,648,777. For the six months ended June 30, 2000, dividend income from "affiliated persons" was $2,850,525 and net realized gains from disposition of "affiliated persons" were $48,605,433.

                                NUMBER OF                                 NUMBER OF                     DIVIDEND INCOME
                               SHARES HELD      GROSS        GROSS       SHARES HELD        VALUE          1/01/00-
       NAME OF ISSUER         DEC. 31, 1999   ADDITIONS    REDUCTIONS   JUNE 30, 2000   JUNE 30, 2000       6/30/00
-----------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
Environmental Credits LLC...      305,831             --    (185,125)       120,706     $ 17,079,899              --
                                                                                        -------------------------------
NON CONTROLLED AFFILIATES
Alexander's Inc. ...........      383,200             --          --        383,200     $ 28,069,400              --
Canary Wharf Group PLC......   38,342,402             --   (5,711,147)   32,631,255               **              --
City Investing Company,
 Liquidating Trust..........    4,314,037             --          --      4,314,037        5,527,360              --
Cytec Industries Inc. ......    2,194,100        162,000          --      2,356,100       58,166,218              --
DecisionOne Corp. ..........           --        430,529          --        430,529        1,937,381              --
DecisionOne Corp., Term
 Loan.......................           --     16,265,985          --     16,265,985       13,826,087              --
Fine Host Corp. ............      784,457             --          --        784,457        7,766,124              --
Florida East Coast
 Industries Inc. ...........    1,921,500             --      (7,800)     1,913,700       76,548,000      $   95,878
Lancer Industries Inc., B...            3             --          --              3       12,204,615              --
MBO Properties Inc. ........      574,712             --          --        574,712          287,356              --
MFN Financial Corp. ........      573,852             --          --        573,852        3,550,709              --
MFN Financial Corp., Series
 A, 10.00%, 3/23/01.........    2,378,216             --    (670,000)     1,708,216        1,635,617              --
MFN Financial Corp., Series
 B, FRN, 11.26%, 3/23/01....    4,028,213             --   (2,000,000)    2,028,213        1,962,296              --
Seaboard Corp. .............       78,050             --     (78,050)            --               **          19,512
Sunbeam Corp. ..............   11,260,174             --          --     11,260,174       34,836,163              --
United Asset Management
 Corp. .....................    3,435,900             --          --      3,435,900       80,314,162       1,374,360
Van Melle NV................      889,481        923,046          --      1,812,527       49,515,950       1,023,667
White Mountain Insurance
 Group Inc. ................      421,384             --          --        421,384       67,421,440         337,108
                                                                                        -------------------------------
TOTAL NON CONTROLLED
 AFFILIATES                                                                             $443,568,878      $2,850,525
                                                                                        ===============================

                               REALIZED
                                CAPITAL
       NAME OF ISSUER            GAIN
----------------------------
CONTROLLED AFFILIATES*
Environmental Credits LLC...  $ 4,942,460
                              -----------
NON CONTROLLED AFFILIATES
Alexander's Inc. ...........           --
Canary Wharf Group PLC......  $32,199,406
City Investing Company,
 Liquidating Trust..........           --
Cytec Industries Inc. ......           --
DecisionOne Corp. ..........           --
DecisionOne Corp., Term
 Loan.......................           --
Fine Host Corp. ............           --
Florida East Coast
 Industries Inc. ...........      167,747
Lancer Industries Inc., B...           --
MBO Properties Inc. ........           --
MFN Financial Corp. ........           --
MFN Financial Corp., Series
 A, 10.00%, 3/23/01.........       23,658
MFN Financial Corp., Series
 B, FRN, 11.26%, 3/23/01....       32,373
Seaboard Corp. .............   11,239,789
Sunbeam Corp. ..............           --
United Asset Management
 Corp. .....................           --
Van Melle NV................           --
White Mountain Insurance
 Group Inc. ................           --
                              -----------
TOTAL NON CONTROLLED
 AFFILIATES                   $43,662,973
                              ===========

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of June 30, 2000, no longer an affiliate.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
As of June 30, 2000, the Fund had the following forward exchange contracts outstanding:

                                                                                        IN        SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                  EXCHANGE FOR      DATE            GAIN/(LOSS)
------------------                                                                 ---------------------------------------------
      21,916,580    European Unit..........................................  U.S.  $ 20,637,820     7/07/00    U.S.  $   380,332
      10,503,031    Canadian Dollars.......................................           6,986,049     7/31/00              108,302
      20,900,000    Swedish Krona..........................................           2,375,864     8/21/00               16,710
                                                                                   ------------                      -----------
                                                                             U.S.  $ 29,999,733                          505,344
                                                                                   ============                      ===========
CONTRACTS TO SELL:
------------------
      24,750,000    European Unit..........................................  U.S.  $ 26,011,913     7/07/00    U.S.  $ 2,276,491
      33,000,000    European Unit..........................................          31,895,820     7/12/00              237,864
      51,863,856    Hong Kong Dollars......................................           6,655,554     7/19/00                  143
      94,093,309    Canadian Dollars.......................................          65,073,149     7/31/00            1,517,116
       8,750,000    European Unit..........................................           8,486,800     8/15/00               74,546
     203,642,536    Swedish Krona..........................................          23,689,005     8/21/00              376,577
     107,300,000    European Unit..........................................         108,483,260     8/24/00            5,270,817
       4,893,045    European Unit..........................................           4,718,852     9/12/00                6,898
     396,216,460    Swedish Krona..........................................          46,252,388     9/15/00              813,879
     435,839,311    Swedish Krona..........................................          50,595,543     9/18/00              602,409
      83,462,085    British Pounds.........................................         131,342,415     9/25/00            4,784,615
     901,561,200    Japanese Yen...........................................           8,796,876     9/27/00              135,868
      30,368,889    British Pounds.........................................          47,671,851    10/17/00            1,599,101
     399,650,960    Swedish Krona..........................................          46,269,931    10/20/00              332,358
      32,000,000    European Unit..........................................          31,138,460    10/30/00              235,581
      33,000,000    European Unit..........................................          32,125,225    11/21/00              215,578
      12,872,035    British Pounds.........................................          19,609,499    11/22/00               65,041
      56,697,319    European Unit..........................................          55,162,142    12/20/00              244,905
       4,500,000    British Pounds.........................................           6,847,650    12/20/00               10,579
                                                                                   ------------                      -----------
                                                                             U.S.  $750,826,333                       18,800,366
                                                                                   ============                      -----------
         Unrealized gain on forward exchange contracts.....................                                           19,305,710
                                                                                                                     ===========

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                        IN        SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                  EXCHANGE FOR      DATE            GAIN/(LOSS)
------------------                                                                 ---------------------------------------------
      62,641,518    Canadian Dollars.......................................  U.S.  $ 42,755,519     7/31/00    U.S.  $  (443,835)
      65,595,847    Swedish Krona..........................................           7,636,397     8/21/00             (127,168)
                                                                                   ------------                      -----------
                                                                             U.S.  $ 50,391,916                         (571,003)
                                                                                   ============                      ===========
CONTRACTS TO SELL:
------------------
      28,007,320    European Unit..........................................  U.S.  $ 26,084,618     7/07/00    U.S.  $  (774,596)
     126,125,631    Hong Kong Dollars......................................          16,182,519     7/19/00               (2,508)
       5,415,000    Canadian Dollars.......................................           3,645,997     7/31/00              (11,606)
      20,000,000    European Unit..........................................          19,134,800     8/15/00              (93,208)
      61,137,135    British Pounds.........................................          90,775,912     8/22/00           (1,870,242)
      14,603,875    European Unit..........................................          13,984,671     9/12/00              (78,720)
      33,760,894    Swiss Francs...........................................          20,719,196     9/13/00             (191,403)
         275,267    British Pounds.........................................             416,781    10/17/00                 (827)
      39,800,000    Swedish Krona..........................................           4,545,235    10/20/00              (29,545)
      20,300,000    European Unit..........................................          19,094,525    10/30/00             (509,489)
      76,366,310    British Pounds.........................................         113,641,911    11/22/00           (2,310,090)
      49,955,711    British Pounds.........................................          75,849,030    12/20/00              (51,138)
                                                                                   ------------                      -----------
                                                                             U.S.  $404,075,195                       (5,923,372)
                                                                                   ============                      ===========
         Net unrealized loss on offsetting forward exchange contracts......                                              (19,616)
                                                                                                                     -----------
           Unrealized loss on forward exchange contracts...................                                           (6,513,991)
                                                                                                                     -----------
             Net unrealized gain on forward exchange contracts.............                                    U.S.  $12,791,719
                                                                                                                     ===========

[FRANKLIN(R) TEMPLETON INVESTMENTS LOGO]
MUTUAL SHARES FUND
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777


SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
Lawrence Sondike
David J. Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Shares(R) Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


474 S00 08/00             [RECYCLE LOGO]        Printed on recycled paper